Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of computation of diluted shares outstanding
	Three Months Ended March 31,
	2022	2021
Options to purchase shares of common stock	780,640	780,640
Series Seed Preferred Stock	—	4,584,552
Warrants to purchase shares of common stock	111,111	—
Total	891,751	5,365,192

	Years Ended December 31,
	2021	2020
Options to purchase shares of common stock	780,640	780,640
Series Seed Preferred Stock	4,584,552	4,584,552
Total	5,365,192	5,365,192